INVENTORIES (Details Textual) (CAD) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Finished Goods [Member]
Inventory Write-down	0.3	0	0.1
Raw Material [Member]
Inventory Write-down	2.0	0	0.8